Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Assets
Cash	$ 201,372	$ 88,581	$ 155,239
Securities (note 4)	49,847	141,564	0
Loans, net of allowance for credit losses (note 5)	3,235,083	2,992,678	2,215,638
Other assets (note 6)	45,388	43,175	44,469
Total assets	3,531,690	3,265,998	2,415,346
Liabilities and Shareholders' Equity
Deposits	2,925,452	2,657,540	1,847,003
Subordinated notes payable (note 7)	102,765	104,951	97,726
Other liabilities (note 8)	152,296	152,832	133,666
Total liabilities	3,180,513	2,915,323	2,078,395
Shareholders' equity:
Share capital (note 9)	232,512	239,629	241,321
Contributed surplus	1,955	1,612	341
Retained earnings	116,638	109,335	95,276
Accumulated other comprehensive income	72	99	13
Total equity	351,177	350,675	336,951
Total equity and liabilities	$ 3,531,690	$ 3,265,998	$ 2,415,346